Related Party Transactions (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related Party Transactions [Abstract]
Consulting fees	$ 585,615
Evaluation expenditures	220,765	$ 48,000
Stock based compensation	$ 8,035,506